UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     Chief Financial Officer
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           February 9, 2012
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        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         28
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Form 13F Information Table Value Total:     92,861
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF December 31, 2011

                                                               SHARES/
                                   TITLE             VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS   CUSIP    X1000     AMOUNT  PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Ambassadors Group Inc.           Common  023177108   5,362   1,189,000 SH          SOLE        No  1,189,000
American Public Education, Inc.  Common  02913V103   4,033      93,194 SH          SOLE        No     93,194
Apollo Group Inc-Cl A            Common  037604105   2,945      54,671 SH          SOLE        No     54,671
Berkshire Hills Bancorp Inc      Common  084680107   1,498      67,494 SH          SOLE        No     67,494
Bridgepoint Education Inc.       Common  10807M105   3,283     142,740 SH          SOLE        No    142,740
Capitol Fed Financing Inc.       Common  14057J101   2,601     225,364 SH          SOLE        No    225,364
Corinthian Colleges Inc.         Common  218868107   4,384   2,020,090 SH          SOLE        No  2,020,090
DeVry Inc.                       Common  251893103   3,680      95,685 SH          SOLE        No     95,685
DirecTV                          Common  25490A101   2,498      58,420 SH          SOLE        No     58,420
Healthsouth Corp             Common-New  421924309   4,926     278,787 SH          SOLE        No    278,787
Iberiabank Corp                  Common  450828108   2,123      43,060 SH          SOLE        No     43,060
ITT Educational Services Inc.    Common  45068B109   2,211      38,850 SH          SOLE        No     38,850
Learning Tree International Inc. Common  522015106   4,976     726,378 SH          SOLE        No    726,378
Markel Corp                      Common  570535104   4,146      10,000 SH          SOLE        No     10,000
Market Leader, Inc.              Common  57056R103   2,902   1,055,222 SH          SOLE        No  1,055,222
Mastercard Inc.                  Common  57636Q104   4,590      12,312 SH          SOLE        No     12,312
Medcath Corporation              Common  58404W109   3,356     460,367 SH          SOLE        No    460,367
Monotype Imaging Holdings Inc    Common  61022P100   4,562     292,607 SH          SOLE        No    292,607
Oceanfirst Financial Corp.       Common  675234108     599      45,800 SH          SOLE        No     45,800
Progessive Waste Solutions Inc.  Common  74339G101   2,249     114,846 SH          SOLE        No    114,846
Quicksilver Inc.                 Common  74838C106   4,062   1,125,127 SH          SOLE        No  1,125,127
Republic Services Inc.           Common  760759100   2,617      94,984 SH          SOLE        No     94,984
SBA Communications Corp Cl A     Common  78388J106   3,718      86,546 SH          SOLE        No     86,546
SI Financial Group Inc.          Common  78425V104     282      28,601 SH          SOLE        No     28,601
Skechers USA Inc.                Common  830566105   4,102     338,460 SH          SOLE        No    338,460
TIVO Inc.                        Common  888706108   1,356     151,100 SH          SOLE        No    151,100
Williams Controls Inc.       Common-New  969465608   7,380     667,325 SH          SOLE        No    667,325
Yahoo! Inc.                      Common  984332106   2,420     150,000 SH          SOLE        No    150,000
                                                    92,861   9,667,030                             9,667,030